Stockholders' Equity - Schedule of Issuance of Series C Preferred Stock (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Class Of Stock [Line Items]
Conversion of Series C Preferred stock to common stock	$ 9,973	$ 37	$ 393
Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Beginning Balance	$ 9,973	$ 10,366	$ 10,366	$ 12,275
Beginning Balance, shares	13,668	14,208	14,208	16,838
Conversion of series C preferred stock to common stock, shares	(13,668)		(540)	(2,630)
Conversion of Series C Preferred stock to common stock	$ (9,973)		$ (393)	$ (1,909)
Ending Balance	$ 0		$ 9,973	$ 10,366
Ending Balance, shares	0		13,668	14,208